Related parties (Detail 2) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Disclosure of Transactions Between Related Parties [Line Items]
Short-term employee benefits – salaries and wages	$ 1,494	$ 943	$ 4,798	$ 3,057
Long-term employee benefits – share-based payment	3,420	4,144	11,180	13,377
Key management compensation	$ 4,914	$ 5,087	$ 15,978	$ 16,434